BORROWINGS	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
BORROWINGS

20. BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2014	2015
	RMB	RMB
Short-term bank borrowings	2,566,366,459	3,007,186,488
Long-term bank borrowings—current portion	40,500,000	282,962,717
Total short-term borrowings	2,606,866,459	3,290,149,205

The short-term bank borrowings outstanding as of December 31, 2014 and 2015 carried a weighted average interest rate of 4.78% and 5.08% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2015 were borrowings of RMB32,944,442,RMB870,166,389 and RMB140,908,818 which are denominated and repayable in EURO, USD and JPY, respectively.

In 2013, Jiangxi Jinko entered into a loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) for a three-year loan in the principle amount of RMB 8,000,000. In 2013, Jiangxi Jinko received RMB 8,000,000 proceeds which were interest free. The borrowing was collateralized on stock rights of Jiangxi Jinko, which was hold by Jinko Technology. As of December 31, 2015, the Company reclassified the balance to short-term bank borrowings.

In March 2015, the Company entered into a five-year RMB3.0 billion strategic financing agreement with China Minsheng Banking Corp., Ltd. to strengthen the Company's leading position in the development of downstream solar projects and manufacturing capabilities. As of December 31, 2015, the Company has not drawn down any loan balance related to the strategic financing agreement.

In July 2015, JinkoSolar Power entered into a three-year RMB3.0 billion line of credit agreement with Ping An Bank which will be used to support the development of its PV projects. As of December 31, 2015, JinkoSolar Power has drawn down RMB 389 million in forms of one-year borrowings which is due and payable in June, 2016. The weighted average interest rate of the borrowing was 6.16% for the year ended December 31, 2015.

In August 2015, Jiangxi Jinko entered into a 20-month RMB700.0 million loan agreement with The Export-Import Bank of China. As of December 31, 2015, Jiangxi Jinko has drawn down RMB 328,505,786 which is due and payable in 2016. The effective interest rate of the borrowing was 4.14% as of December 31, 2015.

In September 2015, JinkoSolar Power entered into a three-year line of credit of up to RMB10.0 billion strategic agreement with the Industrial and Commercial Bank of China Jiangxi Provincial branch. As of December 31, 2015, JinkoPower Solar has drawn down RMB 10 million in the form of one-year borrowings which is due and payable in December, 2016. The effective interest rate of the borrowing was 4.515% for the year ended December 31, 2015.

As of December 31, 2015, the Group had short-term bank borrowings of RMB784,255,064 which were credit loans. The remaining short-term bank borrowings of RMB2,497,894,141 were either guaranteed by other parties and/or collateralized on the Group's assets, detailed as following:

•	Borrowings of RMB216,315,543 guaranteed by Jiangxi Jinko, RMB140,908,819 guaranteed by Jinko Holding, RMB 119,480,800 guaranteed by Jinko Holding and Zhejiang Jinko, RMB47,994,478 guaranteed by Jiangxi Jinko, Zhejiang Jinko and shareholders, and RMB2,000,000 guaranteed by Jiangxi Jinko and Jinko Holding, respectively.

•	Borrowings of RMB64,936,000 collateralized on letter of guarantee issued by Zhejiang Jinko.

Borrowings of RMB17,000,000 collateralized on related party's equipment and land use right, and also guaranteed by the Shareholders.

Borrowings of RMB169,936,000 collateralized on the Group's inventory. The net book value of the inventory was RMB414,722,102.

Borrowings of RMB53,000,000 collateralized on the Group's land use right. The net book value of the land use right was RMB91,800,803.

Borrowings of RMB171,380,000 collateralized on the JinkoSolar Power's share pledge, and guaranteed by shareholders, Jiangxi Jinko.

•

Borrowings of RMB1,239,460,586 collateralized on the Group's certain building and equipment, including RMB472,797,600 which were also collateralized on the Group's certain land use rights, RMB235,000,000 were also collateralized on the Group's certain inventory. In addition, included in these borrowings there were borrowings of RMB113,000,000 guaranteed by the Shareholders, RMB73,000,000 guaranteed by Zhejiang Jinko, RMB299,900,000 guaranteed by Jiangxi Jinko. The net book value of the land use right, building, equipment and inventory was RMB211,718,731, RMB352,699,510, RMB1,710,867,785, and RMB61,000,000, respectively as of December 31, 2015.

Borrowings of RMB255,481,915 collateralized on the Group's certain project assets and accounts receivables, the net book value of the project assets and accounts receivables was RMB3,560,574,593 and RMB418,947,905, respectively as of December 31,2015. In addition, included in these borrowings there were borrowings of RMB42,530,746 guaranteed by the Shareholders, RMB180,786,421 guaranteed by Jiangxi Jinko, RMB35,530,746 guaranteed by JinkoSolar Power, RMB220,981,915 guaranteed by JinkoSolar Power's share pledge.

(b) Long-term borrowings

	As of December 31,
	2014	2015
	RMB	RMB
Long-term bank borrowings	997,000,000	2,587,103,200
Long-term borrowings with embedded warrants	-	905,557,426
Financings associated with failed sale-lease back transactions	-	1,418,206,142
Less: Current portion	(40,500,000)	(282,962,717)
Total long-term borrowings	956,500,000	4,627,904,051

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2016	282,962,717
2017	1,405,796,203
Thereafter	3,222,107,848
Total	4,910,866,768

1) Long-term bank borrowings

In 2015, the Group entered into a loan agreement with Financial Investment Management Center of Jiangxi Province for a three-year loan in the principle amount of RMB20,000,000. The borrowing was collateralized on stock rights of Jiangxi Jinko, held by Jinko Technology.

Borrowings of RMB383,122,400 were guaranteed by Zhejiang Jinko, and Jinko Holding.

In 2013, 2014 and 2015, the Group entered into loan agreements for an aggregate principle amount of RMB2,301.4 million for the term of 15 years with China Development Bank to develop power plant projects, which was repayable in installments from May 2013 to April 2032. As of December 31, 2015, the balance of these borrowings was RMB2,156,500,000, including 106,000,000 which will due in 2016. The loan carries a variable interest rate that is determined with reference to the prevailing base lending rate set by People's Bank of China. The effective interest rate of the borrowing was 6.03% as of December 31, 2015. Interest is payable quarterly. The borrowing was collateralized on certain of the Group's solar power project assets, accounts receivable, and also guaranteed by a Shareholder, Jinko Power Co., Ltd. and a subsidiary of Jinkosolar Holding. The net book value of solar power project assets and accounts receivable collateralized were RMB 3,560,574,593 and RMB 322,275,258, respectively, as of December 31, 2015. The borrowing was also collateralized on the equity interests of certain of the Group's subsidiaries of which the total net assets were RMB686,909,010.

2) Long-term borrowings with embedded warrants

In July 2015, JinkoSolar Power entered into a loan agreement with Credit Suisse and 6 other financial institutions for an eighteen months loan in the principle amount of USD150,000,000 to develop power plant projects. The interest rate is 6% plus LIBOR per annum, and accrued interest is due and payable at the end of every six months. Total debt issuance cost of USD4,000,000 was deducted from the proceeds directly. The loan shall become immediately due and payable upon the occurrence of an IPO of JinkoSolar Power or change of control of JinkoSolar Holding, or any unlawful matter occurs. This financing was guaranteed by Canton Best BVI, Jinko Power Co., Ltd., and a subsidiary of Jinkosolar Holding.

In conjunction with the loan agreement, JinkoSolar Power issued 6,750 warrants or entitlement of 0.675% of JinkoSolar Power's fully diluted share capital to these 7 financial institutions to acquire JinkoSolar Power's fully-paid ordinary shares.

The warrant holders can purchase ordinary shares anytime during the term of the above loan at exercise price which is the Par Value of US$0.0000001. The entitlement of shares expressed as a percentage of JinkoSolar Power's fully diluted share capital is adjusted based on the time when IPO occurs, as: a) 0.675% if an IPO occurs within 6 months from July 24, 2015 (“Utilisation Date”); b) 1.425% if an IPO occurs after 6 months and within 12 months Utilisation Date; and c) 2.10% if an IPO occurs after 12 months of the Utilisation Date. The entitlement of the shares is also subject to adjustment in the case of a non-qualifying IPO event of JinkoSolar Power. Warrant holders can elect for net cash settlement if IPO of JinkoSolar Power occurs.

The warrant holders have the put rights to request JinkoSolar Power to purchase all or part of its outstanding warrants in case of a put event, where a) an IPO occurs prior to the Final Maturity Date of the loan (January 10, 2017); b) an IPO has not occurred as at the Final Maturity Date; c) all of the Loan is repaid, or becomes due and payable, prior to the Final Maturity Date of the loan facility; or d) an event of default occurs and (if the Loan is then outstanding) there is an acceleration of the loan prior to the Final Maturity Date. The repurchase price is equal to the aggregate of: (a) an amount that would give an internal rate of return of 10% on the aggregate principal amount of the loan, calculated from the Utilisation Date until the later of (i) the date of full repayment of the loan and (ii) the date that falls twelve months after the Utilisation Date; less the aggregate principal amount of the loan which has been repaid and all interest paid by JinkoSolar Power at the time of a warrant holder's exercise of the warrant put rights.

In accordance with ASC subtopic 480, the warrants are legally detachable and separately exercisable from the loan and thus accounted for as a freestanding instrument. As the warrant holder can either exercise the warrant to subscribe for fully-paid ordinary shares, or elect for net cash settlement upon the exercise of the warrants, which falls within the scope of ASC 480. Accordingly, the warrants are liability derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income.

Therefore, the loan proceeds are allocated first to the warrants based on their fair value, and the residual is allocated to the base loan facility and creating a discount on debt. The discount on debt resulted from the allocation of the proceeds to warrants and transactions fees allocated to the loan are accounted for under the effective interest method.

The fair value of the warrants at the issuance date of July 24, 2015 was US$10,190,000 (RMB 62,331,211), and the residual allocated to the loan was US$139,810,000 (RMB 855,203,789). Total transaction cost was US$ 4,358,118 (RMB 26,658,170), among which US$ 296,061 (RMB 1,810,978) allocated to warrants were charged to financial costs as incurred during the year ended December 31, 2015, and US$ 4,062,057 (RMB 24,847,192) allocated to the loan were recorded as debt discount as the Group has early adopted ASU 2015-03 in 2015.

The fair value of the warrants at December 31, 2015 was US$ 10,530,000 (RMB 68,377,608) and the fair value change of US$ 340,000 (RMB 2,096,024) was recorded in the Company's consolidated statements of operations and comprehensive income. The effective interest rate of the loan was 13.95% per annum. Total interest cost associated with the loan incurred during the year ended December 31, 2015 was US$ 8,017,525 (RMB 49,954,794). The carrying value of the loan as of December 31, 2015 was US$ 139,453,836 (RMB 905,557,426) due to debt discount amortization of US$ 3,705,892 (RMB 24,064,580).

3) Financings associated with failed sale-lease back transactions

In 2015, certain subsidiaries of JinkoSolar Power (“seller-lessee”) sold 317MW self-built solar projects (“leased assets”) with carrying amount of RMB 1,276,496,254 to different domestic financial leasing companies (“buyer-lessors”) for cash consideration of RMB2,033,000,000 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 12 years. As of December 31, 2015, the seller-lessee received RMB1,589,704,880 proceeds in total netting off the transaction costs of RMB 53,295,120. Pursuant to the terms of the agreements, seller-lessee is required to pay to the buyer-lessors lease payment over the lease period and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 20 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal. Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost.

As of December 31, 2015, the Company recorded RMB1,268,724,225 under long-term borrowings and RMB 149,481,917 as current portion. The weighted average effective interest rate of the financing was 6.55% and interest costs incurred during the year ended December 31, 2015 were RMB 9,813,448. These sale-leaseback financings were collateralized by each seller-lessee's solar power project assets, equity interests, accounts receivable, and also guaranteed by a shareholder, Jinko Power Co., Ltd., and Jiangxi Jinko. The net book value of solar power project assets, equity interest and accounts receivable collateralized were RMB1,276,496,254, RMB 862,082,542 and RMB 98,147,637 respectively, as of December 31, 2015.